Business Combination (Summary of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Intangible assets	$ 490,176
Objet Ltd [Member]
Cash and cash equivalents	41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred income taxes	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$ 1,340,897